INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of components of net loss before income taxes

The components of net loss before income taxes for each of the years ended December 31, 2020, 2019 and 2018 were as follows:

	Year Ended December 31,
	2020	2019	2018
Net gain (loss) before income taxes:
U.S. Domestic	$(37,758)	$(8,013)	$(13,075)
Foreign	22,475	12,178	8,975
	$(15,283)	$4,165	$(4,100)

Schedule of components of provision for income taxes

The components of provision for income taxes for each of the years ended December 31, 2020, 2019 and 2018 were as follows:

	Year Ended December 31,
	2020	2019	2018
Current tax provision:
Federal	$—	$—	$—
State	367	147	200
Foreign	8,660	5,065	3,305
Deferred tax provision:
Federal	—	—	—
State	—	—	—
Foreign	(707)	(503)	(416)
	$8,320	$4,709	$3,089

Schedule of reconciliation of the statutory U.S. federal income tax rate to the actual tax rate

A reconciliation of the statutory U.S. federal income tax rate of 21% in 2020, 2019 and 2018, respectively, to the actual tax rate is as follows:

	Year Ended December 31,
	2020	2019	2018
Tax computed at the statutory U.S. federal income tax rate	$(3,209)	$874	$(903)
State and local taxes	1,073	487	433
Valuation allowances	8,564	(324)	1,296
Share-based compensation	2,287	2,002	1,453
Differences in foreign tax rate	(822)	(45)	(12)
Uncertain tax positions	684	1,494	771
Other	(257)	221	51
	$8,320	$4,709	$3,089

Schedule of components of the Company's long-term deferred tax assets

	Year Ended December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$24,543	$4,922
Transaction loss provision	272	1,360
Property, equipment & software	31	32
Employee benefits	3,653	2,931
Gross deferred tax assets	28,499	9,245
Valuation allowance	(14,442)	(2,766)
Total deferred tax assets	14,057	6,479

Deferred tax liabilities:
Internal use software	10,373	3,516
Total deferred tax liabilities	10,373	3,516

Net deferred tax assets	$3,684	$2,963

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

Balance at January 1, 2019	$2,898
Decreases for tax positions in prior years	294
Increases for tax positions related to current year	1,787
Balance at December 31, 2019	$4,391

Balance at January 1, 2020	$4,391
Decreases for tax positions in prior years	(1,000)
Increases for tax positions related to current year	1,685
Balance at December 31, 2020	$5,076

Schedule of change in the Company's valuation allowance

Balance at January 1, 2018	$1,564
Additions to valuation allowance	820
Deductions to valuation allowance	—
Balance at December 31, 2018	$2,384

Balance at January 1, 2019	$2,384
Additions to valuation allowance	382
Deductions to valuation allowance	—
Balance at December 31, 2019	$2,766

Balance at January 1, 2020	$2,766
Additions to valuation allowance	11,676
Deductions to valuation allowance	—
Balance at December 31, 2020	$14,442